Basis of preparation and changes to the Company's accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Schedule of exchange rates used for translation of financial statements

	For the
	Six Months Ended June 30,		Year Ended December 31,
	2026	2025	2025
CHF/USD
Closing rate, USD 1	0.817	0.807	0.800
Weighted-average exchange rate, USD 1	0.795	0.873	0.840